Intangible Asset - Schedule of Intangible Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset - Schedule of Intangible Asset (Details) [Line Items]
Balance, beginning of period	$ 1,184,798	$ 1,314,028
Amortization	(129,229)	(129,230)
Balance, end of period	$ 1,055,569	$ 1,184,798